ACQUISITION OF MORNING STAR - Estimated fair values of the identifiable assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Aug. 22, 2023	Jun. 25, 2021
ACQUISITION OF MORNING STAR
Net tangible assets			$ 31
Technologies (2)			15,100
Goodwill	$ 38,201		$ 143,655
Morning Star
ACQUISITION OF MORNING STAR
Net tangible assets	420
Technologies (2)	13,972
Goodwill	38,201
Deferred tax liabilities	(3,493)
Total purchase consideration	$ 49,100
Morning Star | Technology | Maximum
ACQUISITION OF MORNING STAR
Estimated useful life of Intangible assets		6 years 3 months 18 days